Equity-Based Compensation - Nonvested Shares Under Director Stock Plan and Equity Incentive Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares [Roll Forward]
Nonvested shares at beginning period (shares)	7,649,173	12,734,170
Granted (shares)	6,231,388	6,007,501
Vested (shares)	(1,650,965)	(10,786,571)
Forfeited (shares)	(103,012)	(305,927)
Nonvested shares at period end (shares)	12,126,584	7,649,173	12,734,170
Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested shares at beginning period (USD per share)	$ 9.39	$ 14.53
Granted (USD per share)	5.24	6.19
Vested (USD per share)	11.40	14.27
Forfeited (USD per share)	5.51	11.42
Nonvested shares at period end (USD per share)	$ 7.21	$ 9.39	$ 14.53
Restricted Stock
Number of Shares [Roll Forward]
Nonvested shares at beginning period (shares)	5,422,090	9,149,516
Granted (shares)	2,752,005	3,605,137
Vested (shares)	(1,627,193)	(7,121,545)
Forfeited (shares)	(93,018)	(211,018)
Nonvested shares at period end (shares)	6,453,884	5,422,090	9,149,516
LTIP Units
Number of Shares [Roll Forward]
Nonvested shares at beginning period (shares)	0	3,506,387
Granted (shares)		0
Vested (shares)		(3,506,387)
Forfeited (shares)		0
Nonvested shares at period end (shares)		0	3,506,387
DSUs
Number of Shares [Roll Forward]
Nonvested shares at beginning period (shares)	183,134	78,267
Granted (shares)	27,391	263,506
Vested (shares)	(23,772)	(158,639)
Forfeited (shares)	0	0
Nonvested shares at period end (shares)	186,753	183,134	78,267
PSUs
Number of Shares [Roll Forward]
Nonvested shares at beginning period (shares)	2,043,949	0
Granted (shares)	3,451,992	2,138,858	0	0
Vested (shares)	0	0
Forfeited (shares)	(9,994)	(94,909)
Nonvested shares at period end (shares)	5,485,947	2,043,949	0
Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested shares at beginning period (USD per share)	$ 5.09	$ 0
Granted (USD per share)	2.79	5.09
Vested (USD per share)	0	0
Forfeited (USD per share)	4.56	5.09
Nonvested shares at period end (USD per share)	$ 3.65	$ 5.09	$ 0